Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 09, 2020
Assets
Investments held in Trust Account	$ 345,007,390	$ 345,018,957
Liabilities
Warrant liabilities	20,798,345	33,634,340	$ 29,183,785	$ 26,602,699
Fair Value, Recurring [Member]
Liabilities
Warrant liabilities	20,798,345	33,634,340
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Investments held in Trust Account	345,007,390	345,018,957
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Public Sale [Member]
Liabilities
Warrant liabilities	10,902,000	16,974,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Public Sale [Member]
Liabilities
Warrant liabilities	10,902,000	16,974,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	$ 9,896,345	$ 16,660,340